Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the Named Executive Officers or how the Compensation and Leadership Development Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation and Leadership Development Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 25.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO named executive officers (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 42, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.
Year (a)	Summary Compen- sation Table Total for PEO: John F. Crowley ($) (b)	Summary Compen- sation Table Total for PEO: Bradley L. Campbell ($) (b)	Compen- sation Actually Paid to PEO: John F. Crowley ($) (c)	Compen- sation Actually Paid to PEO: Bradley L. Campbell ($) (c)	Average Summary Compen- sation Table Total for non-PEO Named Executive Officers ($) (d)	Average Compen- sation Actually Paid to non-PEO Named Executive Officers ($) (e)	Value of Initial Fixed $100 Investment on Dec. 31, 2019 Based on		Net Income ($) (thous- ands) (h)	Net Product Sales ($) (thous- ands) (i)
							Total Share- holder Return (f)	Peer Group Total Share- holder Return (g)
2023	$—	$8,202,366	$—	$10,611,184	$3,543,754	$4,339,706	$146	$118	$(151,584)	$399,356
2022	10,001,131	8,997,866	10,806,940	9,556,649	3,270,640	3,208,762	122	110	(236,568)	329,233
2021	9,990,032	—	(13,481,915)	—	3,307,641	(3,681,239)	119	125	(250,460)	305,514
2020	11,315,124	—	37,594,876	—	3,232,985	8,997,906	237	126	(276,852)	260,886
Names of PEO and Other NEOs (Column (b); Column (c); Column (d); Column (e))
2023: PEO: Bradley L. Campbell; Other NEOs: Simon Harford, Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Jeffrey P. Castelli.
2022: PEOs: John F. Crowley served as our PEO through August 1, 2022 and Bradley L. Campbell became our PEO effective August 1, 2022; Other NEOs: Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Jeffrey P. Castelli.
2021: PEO: John F. Crowley; Other NEOs: Bradley L. Campbell, Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Hung Do.
2020: PEO: John F. Crowley; Other NEOs: Bradley L. Campbell, Daphne Quimi, Ellen S. Rosenberg, Hung Do, and Jay Barth.
Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO(s) (Columns (b) and (c)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).
	2023		2022			2021		2020
Adjustments	PEO	Other NEOs*	PEO: John F. Crowley	PEO: Bradley L. Campbell	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Totals	$8,202,366	$3,543,754	$10,001,131	$8,997,866	$3,270,640	$9,990,032	$3,307,641	$11,315,124	$3,232,985
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(6,758,183)	(2,780,664)	(8,122,327)	(8,013,779)	(2,540,515)	(7,927,324)	(2,536,712)	(7,972,462)	(2,444,876)
	2023		2022			2021		2020
Adjustments	PEO	Other NEOs*	PEO: John F. Crowley	PEO: Bradley L. Campbell	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	8,000,556	3,272,070	9,660,582	8,908,774	2,670,154	3,494,888	1,127,092	20,957,289	5,365,039
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,365,682	365,337	391,911	188,427	107,386	(11,768,843)	(3,516,814)	11,187,359	2,592,973
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—	—	—	12,278
(Deduct) Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(58,529)	(994)	357,923	167,091	86,488	(5,922,905)	(1,712,039)	2,367,147	502,296
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(140,708)	(59,797)	(1,482,280)	(691,730)	(385,391)	(1,347,763)	(350,407)	(259,581)	(262,789)
CAP Amounts (as calculated)	$10,611,184	$4,339,706	$10,806,940	$9,556,649	$3,208,762	$(13,481,915)	$(3,681,239)	$37,594,876	$8,997,906
*	Amounts presented are averages for the entire group of Other NEOs in each respective year
Total Shareholder Return (Column (f); Column (g))
The share prices illustrate the cumulative total shareholder return (“TSR”) each year of Amicus common stock and of the Nasdaq Biotechnology Index (the “Peer Group”) since December 31, 2019, of a $100 investment. All values assume reinvestment of the full amount of all dividends, however no dividends have been declared on our common stock to date. The Peer Group used in this disclosure is the same Peer Group used in Part II, Item 5 of our Form 10-K.
Net Income (Column (h))
Reported in the Company’s Consolidated Statements of Operations included in our Form 10-K as “Net Loss,” which is how we’ve referred to this performance measure in the graphs that follow.
Net Product Sales (Column (i))
Net product sales as reported in the Company’s Consolidated Statements of Operations included in our Form 10-K. Net product sales was determined to be the most important financial performance measure linking CAP to Company performance for 2023 and therefore was selected as the 2023 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name			Net product sales
Named Executive Officers, Footnote
Names of PEO and Other NEOs (Column (b); Column (c); Column (d); Column (e))
2023: PEO: Bradley L. Campbell; Other NEOs: Simon Harford, Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Jeffrey P. Castelli.
2022: PEOs: John F. Crowley served as our PEO through August 1, 2022 and Bradley L. Campbell became our PEO effective August 1, 2022; Other NEOs: Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Jeffrey P. Castelli.
2021: PEO: John F. Crowley; Other NEOs: Bradley L. Campbell, Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Hung Do.
2020: PEO: John F. Crowley; Other NEOs: Bradley L. Campbell, Daphne Quimi, Ellen S. Rosenberg, Hung Do, and Jay Barth.

Peer Group Issuers, Footnote
Total Shareholder Return (Column (f); Column (g))
The share prices illustrate the cumulative total shareholder return (“TSR”) each year of Amicus common stock and of the Nasdaq Biotechnology Index (the “Peer Group”) since December 31, 2019, of a $100 investment. All values assume reinvestment of the full amount of all dividends, however no dividends have been declared on our common stock to date. The Peer Group used in this disclosure is the same Peer Group used in Part II, Item 5 of our Form 10-K.

Adjustment To PEO Compensation, Footnote
Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO(s) (Columns (b) and (c)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).
	2023		2022			2021		2020
Adjustments	PEO	Other NEOs*	PEO: John F. Crowley	PEO: Bradley L. Campbell	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Totals	$8,202,366	$3,543,754	$10,001,131	$8,997,866	$3,270,640	$9,990,032	$3,307,641	$11,315,124	$3,232,985
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(6,758,183)	(2,780,664)	(8,122,327)	(8,013,779)	(2,540,515)	(7,927,324)	(2,536,712)	(7,972,462)	(2,444,876)
	2023		2022			2021		2020
Adjustments	PEO	Other NEOs*	PEO: John F. Crowley	PEO: Bradley L. Campbell	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	8,000,556	3,272,070	9,660,582	8,908,774	2,670,154	3,494,888	1,127,092	20,957,289	5,365,039
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,365,682	365,337	391,911	188,427	107,386	(11,768,843)	(3,516,814)	11,187,359	2,592,973
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—	—	—	12,278
(Deduct) Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(58,529)	(994)	357,923	167,091	86,488	(5,922,905)	(1,712,039)	2,367,147	502,296
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(140,708)	(59,797)	(1,482,280)	(691,730)	(385,391)	(1,347,763)	(350,407)	(259,581)	(262,789)
CAP Amounts (as calculated)	$10,611,184	$4,339,706	$10,806,940	$9,556,649	$3,208,762	$(13,481,915)	$(3,681,239)	$37,594,876	$8,997,906
*	Amounts presented are averages for the entire group of Other NEOs in each respective year

Non-PEO NEO Average Total Compensation Amount			$ 3,543,754	$ 3,270,640	$ 3,307,641	$ 3,232,985
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,339,706	3,208,762	(3,681,239)	8,997,906
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO(s) (Columns (b) and (c)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).
	2023		2022			2021		2020
Adjustments	PEO	Other NEOs*	PEO: John F. Crowley	PEO: Bradley L. Campbell	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Totals	$8,202,366	$3,543,754	$10,001,131	$8,997,866	$3,270,640	$9,990,032	$3,307,641	$11,315,124	$3,232,985
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(6,758,183)	(2,780,664)	(8,122,327)	(8,013,779)	(2,540,515)	(7,927,324)	(2,536,712)	(7,972,462)	(2,444,876)
	2023		2022			2021		2020
Adjustments	PEO	Other NEOs*	PEO: John F. Crowley	PEO: Bradley L. Campbell	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	8,000,556	3,272,070	9,660,582	8,908,774	2,670,154	3,494,888	1,127,092	20,957,289	5,365,039
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,365,682	365,337	391,911	188,427	107,386	(11,768,843)	(3,516,814)	11,187,359	2,592,973
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—	—	—	12,278
(Deduct) Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(58,529)	(994)	357,923	167,091	86,488	(5,922,905)	(1,712,039)	2,367,147	502,296
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(140,708)	(59,797)	(1,482,280)	(691,730)	(385,391)	(1,347,763)	(350,407)	(259,581)	(262,789)
CAP Amounts (as calculated)	$10,611,184	$4,339,706	$10,806,940	$9,556,649	$3,208,762	$(13,481,915)	$(3,681,239)	$37,594,876	$8,997,906
*	Amounts presented are averages for the entire group of Other NEOs in each respective year

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance
The graphs below show the relationship of “compensation actually paid” to our PEO and Other NEOs to (i) the Company’s net product sales growth and net loss and (ii) TSR of both the Company and the Nasdaq Biotechnology Index.
CAP, as calculated in accordance with Item 402(v), reflects, among others, adjustments to the fair value of equity awards during the years presented. In light of the significant weighting of long-term stock-based incentives in our pay mix (which approximates a range of 79%-89% for our PEOs and 74%-79% for our Other NEOs, of total compensation) due to the intended alignment between our executives and stockholders, CAP values are significantly influenced by the value of our stock price as well as the projected and actual achievement of performance goals. CAP in 2021 reflects a significant decrease in the value of prior year awards and awards granted in 2021 compared to their grant date. Conversely, CAP in both 2022 and 2023 reflects increases in the value of prior year awards as well as current year awards compared to their grant date, offset by prior year performance-based awards that failed to meet applicable vesting conditions.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Performance
The graphs below show the relationship of “compensation actually paid” to our PEO and Other NEOs to (i) the Company’s net product sales growth and net loss and (ii) TSR of both the Company and the Nasdaq Biotechnology Index.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance
The graphs below show the relationship of “compensation actually paid” to our PEO and Other NEOs to (i) the Company’s net product sales growth and net loss and (ii) TSR of both the Company and the Nasdaq Biotechnology Index.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance
The graphs below show the relationship of “compensation actually paid” to our PEO and Other NEOs to (i) the Company’s net product sales growth and net loss and (ii) TSR of both the Company and the Nasdaq Biotechnology Index.
CAP, as calculated in accordance with Item 402(v), reflects, among others, adjustments to the fair value of equity awards during the years presented. In light of the significant weighting of long-term stock-based incentives in our pay mix (which approximates a range of 79%-89% for our PEOs and 74%-79% for our Other NEOs, of total compensation) due to the intended alignment between our executives and stockholders, CAP values are significantly influenced by the value of our stock price as well as the projected and actual achievement of performance goals. CAP in 2021 reflects a significant decrease in the value of prior year awards and awards granted in 2021 compared to their grant date. Conversely, CAP in both 2022 and 2023 reflects increases in the value of prior year awards as well as current year awards compared to their grant date, offset by prior year performance-based awards that failed to meet applicable vesting conditions.

Tabular List, Table
Financial Performance Measures
The following table lists the financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our Named Executive Officers to Company performance for 2023.

Net Product Sales (Company-Selected Measure)
Relative Total Shareholder Return (TSR)
Non-GAAP Profitability

Total Shareholder Return Amount			$ 146	122	119	237
Peer Group Total Shareholder Return Amount			118	110	125	126
Net Income (Loss)			$ (151,584,000)	$ (236,568,000)	$ (250,460,000)	$ (276,852,000)
Company Selected Measure Amount			399,356,000	329,233,000	305,514,000	260,886,000
PEO Name	Bradley L. Campbell	John F. Crowley	Bradley L. Campbell		John F. Crowley	John F. Crowley
Measure:: 1
Pay vs Performance Disclosure
Name			Net Product Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP Profitability
John F. Crowley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 10,001,131	$ 9,990,032	$ 11,315,124
PEO Actually Paid Compensation Amount			0	10,806,940	(13,481,915)	37,594,876
Bradley L. Campbell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,202,366	8,997,866	0	0
PEO Actually Paid Compensation Amount			10,611,184	9,556,649	0	0
PEO | John F. Crowley [Member] | Aggregate Value for Stock Awards and Option Awards included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,122,327)	(7,927,324)	(7,972,462)
PEO | John F. Crowley [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,660,582	3,494,888	20,957,289
PEO | John F. Crowley [Member] | Year-Over-Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				391,911	(11,768,843)	11,187,359
PEO | John F. Crowley [Member] | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | John F. Crowley [Member] | Change as of the Vesting Date (from the end of the Prior Fiscal Year) in Fair value of Awards Granted in any Prior Fiscal Year for which Vesting Conditions were Satisfied during the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				357,923	(5,922,905)	2,367,147
PEO | John F. Crowley [Member] | Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,482,280)	(1,347,763)	(259,581)
PEO | Bradley L. Campbell [Member] | Aggregate Value for Stock Awards and Option Awards included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,758,183)	(8,013,779)
PEO | Bradley L. Campbell [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,000,556	8,908,774
PEO | Bradley L. Campbell [Member] | Year-Over-Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,365,682	188,427
PEO | Bradley L. Campbell [Member] | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Bradley L. Campbell [Member] | Change as of the Vesting Date (from the end of the Prior Fiscal Year) in Fair value of Awards Granted in any Prior Fiscal Year for which Vesting Conditions were Satisfied during the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(58,529)	167,091
PEO | Bradley L. Campbell [Member] | Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(140,708)	(691,730)
Non-PEO NEO | Aggregate Value for Stock Awards and Option Awards included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,780,664)	(2,540,515)	(2,536,712)	(2,444,876)
Non-PEO NEO | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,272,070	2,670,154	1,127,092	5,365,039
Non-PEO NEO | Year-Over-Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			365,337	107,386	(3,516,814)	2,592,973
Non-PEO NEO | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	12,278
Non-PEO NEO | Change as of the Vesting Date (from the end of the Prior Fiscal Year) in Fair value of Awards Granted in any Prior Fiscal Year for which Vesting Conditions were Satisfied during the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(994)	86,488	(1,712,039)	502,296
Non-PEO NEO | Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (59,797)	$ (385,391)	$ (350,407)	$ (262,789)